TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES:
Schedule of Trade and Other Receivables

As at December 31,	2024 $	2023 $
Trade receivables from doré and concentrate sales	26,702	19,970
Advances and other receivables	4,332	5,189
Value added tax receivables	68,950	44,370
Trade and other receivables	99,984	69,529